Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory, Gross [Abstract]
Finished goods	$ 2,748	$ 3,427	$ 2,096
Work in progress	1,005	967	213
Raw materials	815	1,777	1,556
Total Inventory	$ 4,568	$ 6,171	$ 3,865